UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer: Pilgrim America Masters Series, Inc.
                                 40 North Central Avenue, Suite 1200
                                 Phoenix, Arizona 85004

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.   Investment Company Act File Number: 811-9040

     Securities Act File Number:         33-91706

4(a). Last day of fiscal year for which this Form is filed: 06/30/98

4(b). __ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      See Instruction A.2)

     Note: If the form is being filed late, interest must be paid on the registration fee due.

4(c). __ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year pursuant to section
                  24(f):                                                                  $ 147,475,874

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:             $ 130,827,036

         (iii)    Aggregate price of securities  redeemed or
                  repurchased  during any PRIOR  fiscal year
                  ending no earlier than October 11, 1995
                  that  were not  previously  used to reduce
                  registration  fees payable to the
                  Commission:                                     $    0

         (iv)     Total available redemption credits [add
                  items 5(ii) and 5(iii)]:                                                 -$130,827,036

         (v)      Net sales--if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:                                                              $   16,648,838

         (vi)     Redemption credits available for use
                  in future years -- if Item 5(i) is less
                  than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                               $     0

         (vii)    Multiplier for determining registration
                  fee (See Instruction C.9)                                                x   .000295

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if no fee
                  is due):                                                                 =$     4,911.41

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

7.   Interest due -- if this Form is being filed
     more than 90 days after the end of the issuer's
     fiscal year (see Instruction D):                        + $     0

8.   Total of the amount of the registration fee due
     plus any interest due [line 5(viii) plus line 7]:       = $    4,911.41

9.   Date the registration fee and any interest payment
     was sent to the Commission's lockbox depository:        September 25, 1998

     Method of Delivery:

     X       Wire Transfer
             Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
                                    Robyn L. Ichilov, Treasurer

Date: September 25, 1998

  *Please print the name and title of the signing officer below the signature.